UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05750

The Tax-Exempt Money Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Tax-Exempt Money Fund of AmericaSM
Investment portfolio

June 30, 2008
unaudited

Short-term securities — 103.05%	Principal amount (000)	Market value (000)

ALABAMA — 0.12%
Industrial Dev. Board of the City of Stevenson, Environmental Improvement Rev. Ref. Bonds (Mead Corp. Project),
Series 1998-D, 1.56% 2011[1]	$1,000	$1,000

ALASKA — 0.57%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds, Series 2008-A, AMT, 1.60% 2027[1]	4,375	4,375
City of Valdez, Marine Terminal Rev. Ref. Bonds (BP Pipelines (Alaska) Inc. Project), Series 2003-B, 2.05% 2037[1]	300	300
		4,675

ARIZONA — 4.17%
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 1.85% 7/14/2008	8,000	8,000
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 1.58% 8/6/2008	4,475	4,475
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 1.60% 8/6/2008	4,500	4,500
Salt River Project Agricultural Improvement & Power Dist., Series B, TECP, 1.55% 8/7/2008	3,500	3,500
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 1.96% 7/7/2008	11,000	11,000
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 1.55% 8/7/2008	1,000	1,000
Salt River Project Agricultural Improvement & Power Dist., Series C, TECP, 1.55% 8/11/2008	2,000	2,000
		34,475

CALIFORNIA — 0.24%
Kings River Conservation Dist., Certificates, Series A, TECP, 1.60% 8/13/2008	2,000	2,000

COLORADO — 4.59%
Douglas County, Multi-family Housing Rev. Bonds (LincolnPointe Lofts Two Project), Series 2006, AMT, 1.65% 2039[1]	1,500	1,500
Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-6, 1.70% 2036[1]	2,450	2,450
General Fund Tax and Rev. Anticipation Notes, Series 2008-A, 3.00% 6/26/2009	15,000	15,196
Housing and Fin. Auth., Demand Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003, AMT, 1.70% 2038[1]	2,500	2,500
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2003-B-3, AMT, 1.72% 2026[1]	1,300	1,300
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2004-A-2, Class I, AMT, 1.72% 2026[1]	12,000	12,000
Housing and Fin. Auth., Single-family Program Bonds, Series B-2, Class 1, AMT, 1.72% 2038[1]	2,000	2,000
County of Pitkin, Industrial Dev. Rev. Ref. Bonds (Aspen Skiing Co. Project), Series 1994-A, 1.70% 2016[1]	1,000	1,000
		37,946

CONNECTICUT — 1.81%
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2001-V-2, 1.40% 2036[1]	15,000	15,000

DISTRICT OF COLUMBIA — 3.03%
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 1.85% 7/11/2008	3,400	3,400
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 2.05% 7/11/2008	4,000	4,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 1.60% 7/16/2008	6,000	6,000
Multimodal Rev. Bonds (American National Red Cross Issue), Series 2000, TECP, 1.55% 8/7/2008	5,000	5,000
Washington Metropolitan Area Transit Auth., Series 2006-A, TECP, 1.60% 8/6/2008	6,600	6,600
		25,000

FLORIDA — 6.06%
Collier County Health Facs. Auth., Health Fac. Rev. Bonds, (The Moorings, Incorporated Project), Series 2000 1.50% 2024[1]	4,450	4,450
Indian River County Hospital Dist., Hospital Rev. Bonds, TECP, 1.65% 8/5/2008	4,200	4,200
Indian River County Hospital Dist., Hospital Rev. Bonds, TECP, 1.58% 8/12/2008	500	500
Jacksonville Health Facs. Auth., Hospital Rev. Bonds, Series 2000-B, TECP, 1.50% 8/1/2008	7,000	7,000
Jacksonville Health Facs. Auth., Hospital Rev. Bonds, Series 2000-B, TECP, 1.55% 8/6/2008	10,700	10,699
Local Government Fin. Commission, Pooled Notes, Series 1991-A, TECP, 1.45% 7/1/2008	4,461	4,461
City of Miami, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Mercy Hospital Project), Series 1998, 1.55% 2020[1]	3,700	3,700
Miami-Dade County Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project),
Series 2007, AMT, 1.70% 2027[1]	1,000	1,000
Municipal Power Agcy., Initial Pooled Loan Project Notes, Series 1995-A, TECP, 1.55% 8/5/2008	3,840	3,839
Palm Beach County, Tax-Exempt Rev. Bonds (The King’s Academy, Inc. Project), Series 2006, 1.48% 2031[1]	1,200	1,200
Sunshine State Governmental Fncg. Commission, Rev. Notes (Miami-Dade County Program), Series L, TECP, 1.70% 8/7/2008	9,000	9,000
		50,049

GEORGIA — 0.17%
Housing Auth. of the City of Atlanta (The Villages of East Lake Phase II Project), Multifamily Housing Rev. Bonds,
Series 1999, AMT, 1.70% 2029[1]	1,400	1,400

IDAHO — 0.92%
Tax Anticipation Notes, Series 2008, 3.00% 6/30/2009	7,500	7,599

INDIANA — 1.64%
Indianapolis Airport Auth., AMT, TECP, 1.63% 7/15/2008	5,000	5,000
Indianapolis Airport Auth., Series 1999, AMT, TECP, 1.58% 7/10/2008	8,000	8,000
City of Whiting, Industrial Sewage and Solid Waste Disposal Rev. Ref. Bonds (Amoco Oil Co. Project),
Series 1999, AMT, 2.20% 2026[1]	525	525
		13,525

KANSAS— 1.65%
Dev. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System), Series 2006-D, 1.70% 2031[1]	13,600	13,600

LOUISIANA — 1.01%
Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 2.22% 2019[1]	8,375	8,375

MARYLAND — 7.62%
Baltimore County, Consolidated Public Improvement Bond Anticipation Notes, Series 1995, TECP, 2.08% 7/8/2008	10,000	10,000
Community Dev. Administration, Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds
(Barrington Apartments Project), Series 2003-A, AMT, 1.58% 2037[1]	2,280	2,280
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series 2001-B, TECP, 1.60% 8/6/2008	2,000	2,000
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 1.85% 7/1/2008	9,500	9,500
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 1.75% 7/15/2008	7,000	7,000
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 1.85% 7/15/2008	3,700	3,700
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 1.55% 8/8/2008	9,000	9,000
Health and Educational Facs. Auth., Rev. Notes (Johns Hopkins University Issue), Series A, TECP, 1.55% 8/12/2008	3,000	2,999
Howard County, Consolidated Public Improvement Anticipation Notes, Series 2006-D, TECP, 1.85% 7/14/2008	1,500	1,500
Howard County, Consolidated Public Improvement Anticipation Notes, Series 2006-D, TECP, 1.55% 8/1/2008	8,000	8,000
Howard County, Consolidated Public Improvement Anticipation Notes, Series 2006-D, TECP, 1.55% 8/12/2008	7,000	6,999
		62,978

MASSACHUSETTS — 4.59%
Massachusetts, G.O. Ref. Bonds (Demand Bonds), Series 2005-A, 1.53% 2028[1]	1,000	1,000
Health and Educational Facs. Auth., Demand Rev. Bonds (Harvard University Issue), Series 2004-GG-1, 1.18% 2029[1]	900	900
Port Auth., Series 2003-A, TECP, 1.52% 8/8/2008	9,000	9,000
Port Auth., Series 2003-B, AMT, TECP, 2.00% 7/3/2008	10,000	10,000
School Building Auth., Series 2006-A, TECP, 1.72% 7/15/2008	5,000	5,000
School Building Auth., Series 2006-A, TECP, 1.52% 8/12/2008	10,050	10,049
University of Massachusetts Building Auth., Rev. Ref. Bonds, Series 2008-3, 1.53% 2034[1]	2,000	2,000
		37,949

MICHIGAN — 1.24%
Regents of the University of Michigan, General Rev. Bonds, Series 2002, 1.40% 2032[1]	965	965
Regents of the University of Michigan, General Rev. Bonds, Series 2005-B, 1.45% 2035[1]	5,290	5,290
Regents of the University of Michigan, Series H, TECP, 1.55% 8/5/2008	4,000	4,000
		10,255

MINNESOTA — 2.78%
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2000-B, TECP, 1.55% 7/9/2008	2,000	2,000
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2001-A, TECP, 1.55% 7/9/2008	3,600	3,600
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Foundation/Mayo Medical Center),
Series 2001-D, TECP, 2.00% 7/11/2008	5,000	5,000
Regents of the University of Minnesota, Series 2007-B, TECP, 1.55% 8/5/2008	12,365	12,364
		22,964

MISSISSIPPI — 0.34%
Jackson County, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 3.00% 2023[1]	2,800	2,800

MONTANA — 0.13%
City of Great Falls, Multi-family Housing Rev. Bonds (Autumn Run Apartments Project), Series 1998, AMT, 1.65% 2038[1]	1,100	1,100

NEBRASKA — 4.39%
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2005-D, AMT, 1.72% 2035[1]	11,975	11,975
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2007-D, AMT, 1.72% 2038[1]	1,465	1,465
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2007-F, AMT, 1.72% 2037[1]	600	600
Omaha Public Power Dist., TECP, 1.85% 7/11/2008	6,800	6,800
Omaha Public Power Dist., TECP, 1.55% 8/8/2008	15,400	15,400
		36,240

NEVADA — 2.82%
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 1.55% 8/4/2008	14,800	14,800
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 1.55% 8/5/2008	3,900	3,900
Las Vegas Valley Water Dist., G.O. Limited Tax Water Notes (SNWA Rev. Supported),
Series 2004-A, TECP, 1.55% 8/6/2008	4,600	4,600
		23,300

NEW JERSEY — 0.97%
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2008-X, 1.00% 2033[1]	8,000	8,000

NEW YORK — 3.82%
Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes,
Series CP-1, Subseries B, TECP, 1.45% 7/9/2008	10,000	9,999
City of New York, G.O. Bonds, Fiscal 2008 Series J, Subseries J-3, 1.60% 2023[1]	21,600	21,600
		31,599

NORTH CAROLINA — 0.96%
Capital Facs. Fin. Agcy., Duke University Issue, Series A-2, TECP, 1.55% 8/1/2008	3,454	3,454
Capital Facs. Fin. Agcy., Student Housing Facs. Rev. Bonds (NCUU Real Estate Foundation, Inc. Project),
Series 2003-A, 1.48% 2034[1]	4,500	4,500
		7,954

PENNSYLVANIA — 3.91%
Delaware County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Exelon Generation Co., LLC Project),
Series 2001-A, TECP, 1.60% 7/14/2008	2,300	2,300
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project),
Series 1994-A, TECP, 1.95% 7/7/2008	4,600	4,600
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project),
Series 1994-A, TECP, 1.65% 8/13/2008	10,400	10,400
Montgomery County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project),
Series 1994-A, TECP, 1.70% 8/13/2008	10,000	10,000
Philadelphia Auth. for Industrial Dev., Demand Rev. Bonds, Pooled Loan Program, Series A-2, 1.70% 2038[1]	5,000	5,000
		32,300

RHODE ISLAND — 1.62%
Health and Educational Building Corp., Higher Education Facs. Rev. Bonds (Brown University Issue),
Series 2005-A, 1.45% 2035[1]	5,400	5,400
Health and Educational Building Corp., Tax-Exempt Standard Notes (Brown University),
Series 2006-A, TECP, 1.70% 8/11/2008	8,000	8,000
		13,400

SOUTH CAROLINA — 4.51%
Florence County, Solid Waste Disposal and Wastewater Treatment Facs. Rev. Bonds (Roche Carolina Inc. Project),
Series 1997, AMT, 2.28% 2028[1]	1,400	1,400
Jobs-Econ. Dev. Auth., Tax-Exempt Econ. Dev. Rev. Bonds (PCI Group, Inc., Project), Series 2008-A, AMT, 1.62% 2033[1]	1,300	1,300
Jobs-Econ. Dev. Auth., Tax-Exempt Econ. Dev. Rev. Bonds (Southeastern Fly Ash Co., Inc., Project),
Series 2000, AMT, 1.60% 2014[1]	2,000	2,000
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 1.65% 7/2/2008	7,500	7,500
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 2.05% 7/7/2008	7,300	7,300
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 1.95% 7/10/2008	6,505	6,505
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 1.60% 8/1/2008	3,100	3,100
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 1.60% 8/5/2008	2,400	2,400
Public Service Auth. (Santee Cooper), Rev. Notes, Series 1998, TECP, 1.55% 8/11/2008	4,294	4,293
State Housing Fin. and Dev. Auth., Multi-family Rental Housing Rev. Bonds (Rocky Creek Apartments Project),
Series 2006, AMT, 1.60% 2048[1]	1,500	1,500
		37,298

TENNESSEE — 3.16%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County
Vanderbuilt University, Series 2004-A, TECP, 1.60% 8/11/2008	15,660	15,659
Industrial Dev. Board of Metropolitan Government of Nashville and Davidson County, Rev. Bonds (YMCA Projects),
Series 1998, 1.55% 2018[1]	1,030	1,030
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2001, 2.50% 2031[1]	200	200
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 2.50% 2034[1]	5,700	5,700
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 1999, 1.55% 2029[1]	1,200	1,200
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 1997, 1.55% 2027[1]	2,300	2,300
		26,089

TEXAS — 22.35%
City of El Paso, Water and Sewer Notes, Series 1998-A, TECP, 1.75% 7/3/2008	6,000	6,000
City of El Paso, Water and Sewer Notes, Series 1998-A, TECP, 1.70% 8/5/2008	5,000	5,000
Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project),
Series 2001, AMT, 2.25% 2031[1]	400	400
Gulf Coast Industrial Dev. Auth., Environmental Facs. Rev. Bonds (CITGO Petroleum Corp. Project),
Series 2002, AMT, 2.25% 2032[1]	1,700	1,700
Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (BP Products North America Inc. Project),
Series 2006, AMT, 2.20% 2036[1]	600	600
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Exxon Project), Series 1997, AMT, 2.42% 2032[1]	6,000	6,000
Harris County, Unlimited Notes, Series B, TECP, 1.95% 7/11/2008	1,500	1,500
Harris County, Unlimited Notes, Series B, TECP, 1.60% 7/15/2008	2,000	2,000
Harris County, Unlimited Notes, Series B, TECP, 1.65% 8/1/2008	1,450	1,450
Harris County, Unlimited Notes, Series C, TECP, 2.05% 7/10/2008	3,720	3,720
Harris County, Unlimited Notes, Series C, TECP, 1.60% 7/14/2008	4,315	4,315
Harris County, Unlimited Notes, Series C, TECP, 1.65% 8/1/2008	1,900	1,900
Harris County, Unlimited Notes, Series C, TECP, 1.55% 8/8/2008	1,000	1,000
Harris County, Unlimited Notes, Series D, TECP, 1.70% 8/1/2008	8,115	8,115
Harris County, Unlimited Notes, Series D, TECP, 1.65% 8/13/2008	11,500	11,500
City of Houston, Hotel Occupancy Tax and Parking Rev. Notes, Series A, TECP, 1.97% 7/1/2008	4,600	4,600
Montgomery County Housing Fin. Corp., Demand Multi-family Housing Rev. Bonds (Park at Woodline Townhomes),
Series 2005, AMT, 1.66% 2038[1]	3,500	3,500
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 1.55% 8/4/2008	6,000	5,999
Public Fin. Auth., G.O. Notes, Series 2002-A, TECP, 1.55% 8/5/2008	1,000	1,000
Public Fin. Auth., G.O. Notes, Series 2008, TECP, 1.60% 8/13/2008	3,000	2,999
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 1.75% 7/10/2008	8,000	8,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 2.05% 7/10/2008	2,000	2,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 1.55% 8/7/2008	4,000	4,000
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 1.55% 8/11/2008	9,000	8,998
Public Fin. Auth., Rev. Notes, Series 2003, TECP, 1.60% 8/13/2008	12,000	12,000
City of San Antonio, Electric and Gas Systems Notes, Series A, TECP, 1.95% 7/9/2008	13,100	13,101
City of San Antonio, Electric and Gas Systems Notes, TECP, 1.70% 8/13/2008	4,300	4,300
City of San Antonio, Water System Notes, Series 2001, TECP, 1.55% 7/8/2008	2,200	2,200
City of San Antonio, Water System Notes, Series 2001, TECP, 1.65% 7/8/2008	5,000	5,000
City of San Antonio, Water System Notes, Series 2001, TECP, 1.75% 7/8/2008	9,740	9,740
Board of Regents of the Texas A&M University System, Rev. Fncg. System Notes, Series B, TECP, 1.50% 8/1/2008	6,520	6,520
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2005-A, 5.00% 5/15/2009	2,000	2,056
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2005-B, 5.00% 5/15/2009	5,065	5,206
Board of Regents of the University of Texas System, Permanent University Fund, Series 2008-A, TECP, 1.55% 8/11/2008	7,500	7,499
Board of Regents of the University of Texas System, Rev. Fncg. System Ref. Bonds, Series 2001-A, 1.25% 8/15/2013[1]	2,000	2,000
Board of Regents of the University of Texas System, Rev. Fncg. System, Series 2002-A, TECP, 1.75% 7/2/2008	12,500	12,500
Board of Regents of the University of Texas System, Rev. Fncg. System, Series 2002-A, TECP, 1.55% 8/4/2008	6,302	6,302
		184,720

UTAH — 2.04%
Housing Corp., Single-family Mortgage Bonds, Series G-1, Class I, AMT, 1.72% 2038[1]	1,000	1,000
Housing Corp., Single-family Mortgage Bonds, Series H, Class I, AMT, 1.72% 2036[1]	4,300	4,300
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 1.60% 7/14/2008	1,000	1,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 1.60% 7/15/2008	4,000	4,000
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 1.60% 8/7/2008	4,400	4,400
Intermountain Power Agcy., Power Supply Rev. and Ref. Bonds, Series 1997-B-1, TECP, 1.60% 8/12/2008	2,200	2,200
		16,900

WASHINGTON — 1.66%
Industrial Dev. Corp. of the Port of Seattle, Rev. Bonds (Crowley Marine Services, Inc. Project),
Series 2001, AMT, 1.67% 2021[1]	1,800	1,800
Port of Seattle, Rev. Notes, Series A-2, TECP, 1.60% 8/7/2008	1,945	1,945
Port of Seattle, Rev. Notes, Series B-1, AMT, TECP, 2.15% 7/2/2008	5,245	5,245
State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Cedar Ridge Retirement Project),
Series 2005-A, AMT, 1.65% 2041[1]	2,500	2,500
State Housing Fin. Commission, Demand Multi-family Rev. Bonds (Lodge at Eagle Ridge Project),
Series 2005-A, AMT, 1.65% 2041[1]	2,200	2,200
		13,690

WEST VIRGINIA — 0.35%
Public Energy Auth., Energy Rev. Bonds (Morgantown Energy Associates Project),
Series 1989-A, AMT, TECP, 1.65% 8/7/2008	2,900	2,900

WISCONSIN — 5.86%
G.O. Notes, Series 2005-A, TECP, 1.60% 7/11/2008	5,500	5,500
G.O. Notes, Series 2005-A, TECP, 1.55% 8/8/2008	2,150	2,150
G.O. Notes, Series 2006-A, TECP, 1.85% 7/14/2008	6,000	6,000
Operating Notes of 2008, 3.00% 6/15/2009	20,000	20,253
Transportation Rev. Notes, Series 1997-A, TECP, 1.55% 8/7/2008	9,500	9,498
Transportation Rev. Notes, Series 1997-A, TECP, 1.53% 8/12/2008	5,000	4,999
		48,400

WYOMING — 1.95%
Sweetwater County, Environmental Improvement Rev. Bonds (PacifiCorp Project), Series 1995, AMT, 1.80% 2025[1]	5,000	5,000
Sweetwater County, Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP, 1.55% 8/4/2008	3,000	3,000
Sweetwater County, Pollution Control Rev. Ref. Bonds (PacifiCorp Project), Series 1988-A, TECP, 1.60% 8/4/2008	8,075	8,075
		16,075

Total investment securities (cost: $851,552,000)		851,555
Other assets less liabilities		(25,195)

Net assets		$826,360

1Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21
Gross unrealized depreciation on investment securities	(18)
Net unrealized appreciation on investment securities	3
Cost of investment securities for federal income tax purposes	851,552

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-960-0808O-S15863

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2008